Accounts Payable and Other Liabilities - Accounts payable and other liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Legal and regulatory provisions	$ 23.8	$ 17.6
Income tax provisions	$ 22.9	$ 22.5